Business Combinations - Narrative (Details)							1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($) shares	Mar. 05, 2021 USD ($) shares	Oct. 01, 2020 USD ($) shares	Feb. 28, 2020 USD ($)	Aug. 15, 2019	May 13, 2019 USD ($) $ / shares shares	Mar. 31, 2021 shares	Mar. 05, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Conversion ratio											1
Goodwill increase (decrease) purchase accounting adjustments											$ 1,945,786,000	$ 4,501,894,000
Jersey
Business Acquisition [Line Items]
Total consideration						$ 3,052,500,000
Newly issued ordinary shares (in shares) | shares						305,250,000
Newly issued shares value (in dollars per share) | $ / shares						$ 10.00
Percentage of ownership acquired						74.00%
Warrants excluded from ownership calculation | shares						52,800,000
Compensatory options issued, excluded from ownership calculation | shares						24,806,793
Ordinary shares owned by sponsor, excluded from ownership calculation | shares						10,600,000
Jersey | Company Owners
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares						217,500,000
Clarivate stock to be issued						$ 2,175,000,000
Percentage of ownership after transaction					60.00%
Jersey | Churchill Public Shareholders
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares						68,999,999
Clarivate stock to be issued						$ 690,000,000
Jersey | Churchill Sponsor LLC
Business Acquisition [Line Items]
Total consideration						$ 187,500,000
Newly issued ordinary shares (in shares) | shares						17,250,000
Jersey | Certain Investors
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares						1,500,000
Jersey | Clarivate
Business Acquisition [Line Items]
Conversion ratio						132.13667
Jersey | Churchill Sponsor LLC
Business Acquisition [Line Items]
Percentage of ownership acquired						26.00%
ProQuest
Business Acquisition [Line Items]
Total consideration	$ 5,046,848,000
Newly issued ordinary shares (in shares) | shares	46,910,923
Clarivate stock to be issued	$ 1,094,901,000
Percentage of ownership acquired	100.00%
Purchase price, net of cash	$ 4,994,334,000
Cash acquired	52,514,000
Cash consideration	3,951,947,000
Liabilities incurred	$ 917,491,000
Pro forma net loss attributable to the Company's shareholders											(175,418,000)	(545,512,000)
ProQuest | Customer relationships
Business Acquisition [Line Items]
Percentage change considered material, attrition assumptions for intangible assets	0.50%
ProQuest | Acquisition-related transaction costs
Business Acquisition [Line Items]
Pro forma net loss attributable to the Company's shareholders											62,950,000
ProQuest | Undrawn bridge commitment fees
Business Acquisition [Line Items]
Pro forma net loss attributable to the Company's shareholders											$ 55,000,000
CPA Global
Business Acquisition [Line Items]
Total consideration			$ 8,643,561,000
Newly issued ordinary shares (in shares) | shares			210,357,918								1,500,000
Clarivate stock to be issued			$ 6,565,477,000
Percentage of ownership acquired			100.00%
Purchase price, net of cash			$ 8,540,886,000
Cash acquired			102,675,000
Cash consideration			2,078,084,000
Transaction costs											$ 23,000	37,164,000
Pro forma net loss attributable to the Company's shareholders												(374,440,000)	$ (403,653,000)
Equity Holdback Consideration			$ 46,485,000
Shares Issued Percentage of Ownership			35.00%
Stock issued | shares			210,357,918
Goodwill increase (decrease) purchase accounting adjustments											$ (26,886,000)
CPA Global | Interest rate swap asset
Business Acquisition [Line Items]
Loss on contract termination			$ 22,262,000
CPA Global | Revolving Credit Facility
Business Acquisition [Line Items]
Long-term Debt			$ 2,055,822,000
CPA Global | Maximum
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares			218,306,663
Issuance of ordinary shares, net (in shares) | shares			218,183,778
CPA Global | Acquisition-related transaction costs
Business Acquisition [Line Items]
Pro forma net loss attributable to the Company's shareholders												71,103,000
CPA Global | Leonard Green and Partners, LP
Business Acquisition [Line Items]
Stock issued | shares			6,325,860
Decision Resources Group
Business Acquisition [Line Items]
Total consideration				$ 964,997,000
Newly issued ordinary shares (in shares) | shares		2,895,638					2,895,638				2,895,638
Clarivate stock to be issued		$ 61,619,000
Percentage of ownership acquired				100.00%
Cash consideration				$ 900,000,000
Goodwill deductible amount				0
Transaction costs												47,068,000
Pro forma net loss attributable to the Company's shareholders												(335,749,000)	$ (304,846,000)
Adjusted closing cash				6,100,000
Contingent consideration				$ 58,897,000								86,029,000
Increase (decrease) in contingent consideration								$ (24,194,000)				27,132,000
Goodwill increase (decrease) purchase accounting adjustments									$ 314,000	$ (1,804,000)
Decision Resources Group | Acquisition-related transaction costs
Business Acquisition [Line Items]
Pro forma net loss attributable to the Company's shareholders												$ 26,348,000